FORM 13F COVER PAGE

Report for the Calendar Quarter ended: December 31,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      February 4,2010


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                                 Wright Private Asset Management
                                                               FORM 13F
                                                               31-Dec-10

                                                      Form 13F Information Table                            Voting Authority
                                  Title               --------------------------                        -------------------------
                                   of                      Value      Shares/   Sh/ Put/  Invstmt Other
Name Of Issuer                    Class       CUSIP       (x$1000)    Prn Amt   Prn Call  Dscretn Mgrs    Sole   Shared     None
-------------------------         -----     ---------    ---------   --------- ---- ----  ------- -----  ------ --------   ------


COMMON STOCK
------------
AT&T Inc                           COM      00206r102         734      24,967    SH        SOLE           24,368    0         599
American Express Co.               COM      025816109         305       7,110    SH        SOLE            6,970    0         140
Apple Computer  Inc                COM      037833100         564       1,750    SH        SOLE            1,715    0          35
Bank Of America Corp               COM      060505104         191      14,320    SH        SOLE           14,040    0         280
CVS/Caremark Corp                  COM      126650100         225       6,465    SH        SOLE            6,350    0         115
Caterpillar Inc                    COM      149123101         367       3,920    SH        SOLE            3,810    0         110
Chevron Corp                       COM      166764100         816       8,945    SH        SOLE            8,730    0         215
Cisco System Inc                   COM      17275r102         348      17,203    SH        SOLE           16,893    0         310
Citigroup Inc                      COM      172967101          53      11,119    SH        SOLE           10,546    0         573
Coach Inc                          COM      189754104         334       6,045    SH        SOLE            5,930    0         115
Coca Cola Co.                      COM      191216100         362       5,510    SH        SOLE            5,420    0          90
Costco Wholesale Corp              COM      22160k105         325       4,495    SH        SOLE            4,385    0         110
Exelon Corp                        COM      30161n101         241       5,780    SH        SOLE            5,640    0         140
Exxon Mobil Corp                   COM      30231g102         557       7,613    SH        SOLE            7,465    0         148
General Electric Co.               COM      369604103         363      19,855    SH        SOLE           19,410    0         445
Hasbro Inc                         COM      418056107         215       4,550    SH        SOLE            4,455    0          95
Hewlett-Packard Co.                COM      428236103         448      10,651    SH        SOLE           10,426    0         225
Honeywell Intl Inc                 COM      438516106         346       6,500    SH        SOLE            6,360    0         140
I B M                              COM      459200101         677       4,610    SH        SOLE            4,505    0         105
Illinois Tool Works                COM      452308109         224       4,195    SH        SOLE            4,110    0          85
Intel Corp                         COM      458140100         424      20,142    SH        SOLE           19,762    0         380
JP Morgan Chase & Co.              COM      46625h100         465      10,955    SH        SOLE           10,735    0         220
Johnson & Johnson                  COM      478160104         471       7,617    SH        SOLE            7,470    0         147
McDonalds Corp                     COM      580135101         589       7,670    SH        SOLE            7,520    0         150
Medtronic Inc                      COM      585055106         253       6,826    SH        SOLE            6,675    0         151
Metlife Inc                        COM      59156r108         304       6,845    SH        SOLE            6,670    0         175
Microsoft Corp                     COM      594918104         542      19,410    SH        SOLE           19,069    0         341
Pepsico Inc                        COM      713448108         305       4,674    SH        SOLE            4,575    0          99
Pfizer Inc                         COM      717081103         425      24,283    SH        SOLE           23,645    0         638
Procter & Gamble                   COM      742718109         337       5,235    SH        SOLE            5,150    0          85
Progress Energy Inc                COM      743263105         317       7,299    SH        SOLE            7,239    0          60
Schlumberger Ltd                   COM      806857108         482       5,775    SH        SOLE            5,665    0         110
Sigma-Aldrich                      COM      826552101         280       4,213    SH        SOLE            4,140    0          73
Target Corp                        COM      87612e106         409       6,810    SH        SOLE            6,680    0         130
US Bancorp                         COM      902973304         331      12,280    SH        SOLE           12,035    0         245
United Technologies                COM      913017109         399       5,065    SH        SOLE            4,965    0         100
Verizon Communications             COM      92343v104         240       6,720    SH        SOLE            6,640    0          80
Walmart Stores                     COM      931142103         292       5,419    SH        SOLE            5,319    0         100
Wellpoint Inc                      COM      94973v107         233       4,100    SH        SOLE            4,000    0         100
Wells Fargo Company                COM      949746101         382      12,341    SH        SOLE           12,081    0         260
Western Digital Corp               COM      958102105         217       6,412    SH        SOLE            6,252    0         160
                                                         -----------
                                                           15,394
                                                         -----------
GRAND TOTAL                                                15,394
                                                         ===========



                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   41
Form 13F Information Table Value Total:              $15,394


List of Other Included Managers:            NONE